Hotel Operating Costs	12 Months Ended
Dec. 31, 2020
Operating Expenses [Abstract]
Hotel Operating Costs

15.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and cost of providing franchise services and consist of the following:

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Rental	76,055,484	79,597,408	118,295,183	18,129,530
Utilities	19,264,487	19,119,300	15,372,385	2,355,921
Personnel cost	33,715,007	38,277,298	41,330,758	6,334,216
Depreciation and amortization	21,313,405	34,727,153	50,324,493	7,712,566
Consumable, food and beverage	19,275,688	32,337,115	43,257,796	6,629,547
Costs of hotel manager of franchised-and-managed hotels	70,480,306	96,565,044	91,664,745	14,048,237
Other costs of franchised-and-managed hotels	22,353,424	29,192,923	22,985,917	3,522,746
Others	11,961,462	9,010,238	9,291,029	1,423,912
Total	274,419,263	338,826,479	392,522,306	60,156,675